Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows provided by (used in) operating activities:
Net income (loss)	$ (90,896)	$ (294,790)	$ 31,190
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Deferred tax expense (benefit)	543	2,626	(2,941)
Depreciation, depletion and amortization	28,720	63,497	87,818
Ceiling test write-down	40,304	266,562	0
Accretion of asset retirement obligation	2,515	3,259	2,958
Share based compensation expense	1,444	4,617	5,248
Gain on sale of assets	0	(21,937)	0
Amortization costs and other	2,106	2,259	2,188
Non-cash PIK interest	5,722	0	0
Payments to settle asset retirement obligations	(3,169)	(2,776)	(3,623)
Costs incurred to issue 2021 Notes and 2021 PIK Notes	10,139	0	0
Changes in working capital accounts:
Revenue receivable	(3,818)	10,009	10,083
Joint interest billing receivable	41,400	223	(20,276)
Accounts payable and accrued liabilities	(72,760)	(9,400)	50,243
Advances from co-owners	(13,788)	3,299	11,850
Other	(5,060)	2,657	3,470
Net cash provided by (used in) operating activities	(56,598)	30,105	178,208
Cash flows provided by (used in) investing activities:
Investment in oil and gas properties	(30,366)	(90,218)	(174,633)
Investment in other property and equipment	(24)	(454)	(926)
Sale of oil and gas properties	25,482	271,769	11,908
Net cash provided by (used in) investing activities	(4,908)	181,097	(163,651)
Cash flows used in financing activities:
Net payments for share based compensation	11	(199)	(75)
Deferred financing costs	(3,156)	(1,094)	(253)
Payment of preferred stock dividend	(1,285)	(5,139)	(5,139)
Proceeds from borrowings	10,000	70,000	17,500
Repayment of borrowings	0	(145,000)	(17,500)
Redemption of 2017 Notes	(53,626)	0	0
Costs incurred to issue 2021 Notes and 2021 PIK Notes	(10,139)	0	0
Net cash used in financing activities	(58,195)	(81,432)	(5,467)
Net increase (decrease) in cash and cash equivalents	(119,701)	129,770	9,090
Cash and cash equivalents, beginning of period	148,013	18,243	9,153
Cash and cash equivalents, end of period	28,312	148,013	18,243
Cash paid during the period for:
Interest	33,206	36,217	37,174
Income taxes	$ (18)	$ 0	$ 270